Properties (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Properties including finance leases

	December 31, 2020				December 31, 2019
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net

Properties including finance leases
Track and roadway (1) (2)	2%	$39,805	$8,717	$31,088	$39,395	$8,502	$30,893
Rolling stock	5%	7,665	2,986	4,679	7,538	2,941	4,597
Buildings	3%	2,047	727	1,320	1,956	692	1,264
Information technology (3)	9%	2,218	833	1,385	1,972	688	1,284
Other	5%	2,777	1,180	1,597	2,720	1,089	1,631
Total properties including finance leases (4) (5)		$54,512	$14,443	$40,069	$53,581	$13,912	$39,669

Finance leases included in properties

Finance leases included in properties
Track and roadway (6)	$406	$90	$316	$406	$85	$321
Rolling stock	61	3	58	87	2	85
Buildings	27	10	17	27	9	18
Other	107	21	86	128	18	110
Total finance leases included in properties	$601	$124	$477	$648	$114	$534
(1)    As at December 31, 2020, includes land of $2,316 million (2019 - $2,401 million).
(2) In 2020, the Company made an adjustment of $576 million for assets held for sale. See Note 5 – Assets held for sale for additional information.
(3)    In 2020, the Company capitalized costs for internally developed software and related licenses of $205 million (2019 - $273 million).
(4)    In 2020, property additions, net of finance leases, were $2,863 million (2019 - $3,865 million), of which $1,427 million (2019 - $1,489 million) related to track and railway infrastructure maintenance, including the replacement of rail, ties, bridge improvements, and other general track maintenance.
(5)    In 2020, depreciation expense related to properties was $1,583 million (2019 - $1,559 million).
(6)    As at December 31, 2020, includes right-of-way access of $106 million (2019 - $106 million).